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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                           Elfun Trust

 Schedule of Investments (dollars in thousands) - September 30, 2008 (unaudited)

                                                                         Number of
                                                                          Shares                          Value
Common Stock - 96.2%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 0.1%
Hexcel Corp.                                                              70,000                          $ 958 (a)

Beverages - 3.7%
PepsiCo, Inc.                                                            950,000                         67,707

Biotechnology - 4.7%
Amgen, Inc.                                                            1,000,000                         59,270 (a)
Genentech, Inc.                                                          250,000                         22,170 (a)
Gilead Sciences, Inc.                                                    120,000                          5,470 (a)
                                                                                                         86,910

Capital Markets - 4.3%
Goldman Sachs Group, Inc.                                                204,996                         26,239
State Street Corp.                                                       930,000                         52,898 (c)
                                                                                                         79,137

Chemicals - 2.5%
Monsanto Co.                                                             465,000                         46,026

Commercial Services & Supplies - 0.7%
Iron Mountain, Inc.                                                      390,000                          9,520 (a)
Stericycle, Inc.                                                          55,000                          3,240 (a)
                                                                                                         12,760

Communications Equipment - 8.3%
Cisco Systems, Inc.                                                    2,550,000                         57,528 (a)
Corning Inc.                                                             625,000                          9,775
QUALCOMM Inc.                                                          1,560,000                         67,033
Research In Motion Ltd.                                                  250,000                         17,075 (a)
                                                                                                        151,411

Diversified Financial Services - 2.4%
CME Group Inc.                                                            70,000                         26,006
JP Morgan Chase & Co.                                                    390,000                         18,213
                                                                                                         44,219

Electronic Equipment, Instruments & Components - 2.5%
Molex Inc. (Class A)                                                   2,180,000                         45,366

Energy Equipment & Services - 6.3%
Schlumberger Ltd.                                                        880,000                         68,719
Transocean, Inc.                                                         420,000                         46,133
                                                                                                        114,852

Food Products - 0.2%
McCormick & Company, Inc.                                                110,000                          4,230

Healthcare Equipment & Supplies - 3.0%
DENTSPLY International, Inc.                                              60,000                          2,252
Medtronic, Inc.                                                        1,070,000                         53,607
                                                                                                         55,859

Healthcare Providers & Services - 2.3%
Lincare Holdings, Inc.                                                 1,100,000                         33,099 (a)
VCA Antech, Inc.                                                         300,000                          8,841 (a)
                                                                                                         41,940

Hotels Restaurants & Leisure - 3.1%
Carnival Corp.                                                         1,590,000                         56,207

Insurance - 6.0%
Aflac Inc.                                                               640,000                         37,600
Alleghany Corp.                                                           38,641                         14,104 (a)
Berkshire Hathaway, Inc. (Class B)                                        12,000                         52,740 (a)
MetLife, Inc.                                                            100,000                          5,600
                                                                                                        110,044

Internet Software & Services - 1.8%
Baidu.com ADR                                                             25,000                          6,206 (a)
eBay, Inc.                                                             1,150,000                         25,737 (a)
Yahoo! Inc.                                                              110,000                          1,903 (a)
                                                                                                         33,846

IT Services - 8.0%
Automatic Data Processing, Inc.                                          680,000                         29,070
Paychex, Inc.                                                          1,260,000                         41,618
Visa, Inc. (Class A)                                                      50,000                          3,066
Western Union Co.                                                      2,950,000                         72,777
                                                                                                        146,531

Machinery - 3.2%
Dover Corp.                                                            1,450,000                         58,797

Media - 10.1%
Comcast Corp. (Class A)                                                3,100,000                         61,132
Liberty Global, Inc. (Series C)                                        1,800,000                         50,562 (a)
Liberty Media Corp - Entertainment (Series A)                          2,560,000                         63,923 (a)
Time Warner, Inc.                                                        700,000                          9,177
                                                                                                        184,794

Metals & Mining - 0.3%
Allegheny Technologies Inc.                                              180,000                          5,319

Oil, Gas & Consumable Fuels - 1.7%
Exxon Mobil Corp.                                                        400,000                         31,064

Pharmaceuticals - 5.6%
Abbott Laboratories                                                      480,000                         27,638
Johnson & Johnson                                                        770,000                         53,346
Pfizer, Inc.                                                           1,000,000                         18,440
Wyeth                                                                    100,000                          3,694
                                                                                                        103,118

Professional Services - 0.2%
Monster Worldwide, Inc.                                                  220,000                          3,280 (a)

Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. (Class A)                                 1,660,000                         22,194 (a)

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.                                                     600,000                         15,810
Intel Corp.                                                              200,000                          3,746
                                                                                                         19,556

Software - 7.4%
Intuit, Inc.                                                           2,450,000                         77,444 (a)
Microsoft Corp.                                                        2,160,000                         57,650
                                                                                                        135,094

Specialty Retail - 4.1%
Bed Bath & Beyond, Inc.                                                1,300,000                         40,833 (a)
Lowe's Companies, Inc.                                                 1,470,000                         34,824
                                                                                                         75,657

Wireless Telecommunication Services - 1.4%
American Tower Corp. (Class A)                                           400,000                         14,388 (a)
NII Holdings, Inc. (Class B)                                             170,000                          6,446 (a)
Vodafone Group PLC ADR                                                   250,000                          5,525
                                                                                                         26,359

Total Common Stock
(Cost $1,414,577)                                                                                     1,763,235

----------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
----------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                         681 (d)
(Cost $920)

Total Investments in Securities                                                                       1,763,916
(Cost $1,415,497)

----------------------------------------------------------------------------------------------------------------
Short-Term Investments - 3.9%
----------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
2.11%                                                                                                    70,393 (b,e)
(Cost $70,393)

Total Investments                                                                                     1,834,309
(Cost $1,485,890)

Liabilities in Excess of Other Assets, net - (0.1)%                                                      (1,302)


                                                                                                 ---------------
NET ASSETS  - 100.0%                                                                                 ##########
                                                                                                 ===============

           Notes to Schedules of Investments (dollars in thousands) -
                         September 30, 2008 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b)      Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.



      + Percentages are based on net assets as of September 30, 2008.

     * Less than 0.1%



Abbreviations:

ADR         American Depositary Receipt
GDR         Global Depositary Receipt


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Trusts Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$1,833,629     $681             $-            $1,834,309
Other Financial
   Instruments  $-             $-	        $-	      $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 9/30/08			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 20, 2008